Income (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of computation of basic and diluted loss per common share [Abstract]
Net (loss) income attributable to Bit Brother Ltd’s (fka Urban Tea, Inc.) Shareholders	$ (8,132,886)	$ (2,106,600)	$ 27,555,442
Net loss from continuing operations	(8,132,886)	(2,106,600)	(932,863)
Net income (loss) from discontinued operations			$ 28,488,305
Weighted Average Shares Outstanding-Basic and Diluted	10,151,051	3,322,733	1,805,515
(Loss) income per share- basic and diluted	$ (0.8)	$ (0.6)	$ 15.3
Net loss per share from continuing operations – basic and diluted	(0.8)	(0.6)	(0.5)
Net income (loss) per share from discontinued operations – basic and diluted			$ 15.8